Financial Risk Management and Fair Value of Financial Instruments - Disclosure of Reconciliation of Financial Assets Recurring Fair Value Measurements Explanatory (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial risk management and fair value of financial instruments
Beginning balance	¥ 1,742,065
Purchase	365,034	¥ 1,807,527	¥ 1,965,328
Sell	(1,777,236)	(324,791)	(2,925,265)
Ending balance	332,335	1,742,065
Level 2 | Recurring fair value measurement
Financial risk management and fair value of financial instruments
Beginning balance	1,685,146	317,042	1,218,524
Purchase	212,823	1,665,195	1,965,328
Sell	(1,777,236)	(324,791)	(2,925,265)
Included in earnings	61,929	22,745	42,960
Foreign exchange effect	(38,410)	4,955	15,495
Ending balance	144,252	¥ 1,685,146	¥ 317,042
Level 3 | Recurring fair value measurement
Financial risk management and fair value of financial instruments
Purchase	152,211
Included in earnings	(916)
Foreign exchange effect	14
Ending balance	¥ 151,309